Series G Preferred Shares (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Oct. 01, 2021	Sep. 08, 2021	Jul. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preferred Stock, Value, Issued				$ 42,350	$ 11,769
Warrant, Outstanding	850,000	11,299,000
Warrant Term	3 years	5 years
Exercise Price of Warrants	$ 6.00	$ 9.50
Preferred Stock, Shares Outstanding				96,000	9,355,778
Series G Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion				Each shareholder of the Series G Preferred Shares, may, at any time, convert all or any part of the Series G Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company
Preferred Stock, Redemption Price Per Share				$ 1,000
Preferred Stock, Conversion Basis				convertible into the Company’s common shares at a conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Dividend Rate, Percentage				8.00%
Preferred Stock, Value, Issued			$ 10,000
Warrant, Outstanding			2,000,000
Warrant Term			3 years
Exercise Price of Warrants			$ 4.00
Preferred Stock, Contract Terms			Until the Company obtains the approval of its shareholders to do so the Series G Preferred Shares can only be converted into a maximum of 4,400,000 common shares
Convertible Preferred Stock, Shares Issued upon Conversion				3,636,364
Preferred shares exchanged				10,000
Preferred Stock, Shares Outstanding				0